Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Eaton Vance National Ultra-Short Municipal Income Fund | Eaton Vance National Ultra-Short Municipal Income Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%	2.34%
Eaton Vance National Ultra-Short Municipal Income Fund | Eaton Vance National Ultra-Short Municipal Income Fund | Bloomberg 1 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.47%	1.73%	1.58%
Eaton Vance National Ultra-Short Municipal Income Fund | Eaton Vance National Ultra-Short Municipal Income Fund | Advisers Class
Prospectus [Line Items]
Average Annual Return, Percent		3.14%	1.99%	1.48%
Performance Inception Date	Nov. 20, 2020
Eaton Vance National Ultra-Short Municipal Income Fund | Eaton Vance National Ultra-Short Municipal Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		0.76%	1.51%	1.24%
Eaton Vance National Ultra-Short Municipal Income Fund | Eaton Vance National Ultra-Short Municipal Income Fund | Class A | Return After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.74%	1.49%	1.23%
Eaton Vance National Ultra-Short Municipal Income Fund | Eaton Vance National Ultra-Short Municipal Income Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		1.60%	1.61%	1.29%
Eaton Vance National Ultra-Short Municipal Income Fund | Eaton Vance National Ultra-Short Municipal Income Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		3.30%	2.15%	1.64%
Eaton Vance National Limited Maturity Municipal Income Fund | Eaton Vance National Limited Maturity Municipal Income Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%	2.34%
Eaton Vance National Limited Maturity Municipal Income Fund | Eaton Vance National Limited Maturity Municipal Income Fund | Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.01%	1.22%	1.98%
Eaton Vance National Limited Maturity Municipal Income Fund | Eaton Vance National Limited Maturity Municipal Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		0.77%	0.77%	1.59%
Eaton Vance National Limited Maturity Municipal Income Fund | Eaton Vance National Limited Maturity Municipal Income Fund | Class A | Return After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.67%	0.67%	1.52%
Eaton Vance National Limited Maturity Municipal Income Fund | Eaton Vance National Limited Maturity Municipal Income Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		1.63%	1.07%	1.75%
Eaton Vance National Limited Maturity Municipal Income Fund | Eaton Vance National Limited Maturity Municipal Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		2.29%	0.68%	1.17%
Eaton Vance National Limited Maturity Municipal Income Fund | Eaton Vance National Limited Maturity Municipal Income Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		4.40%	1.61%	2.09%
Eaton Vance Short Duration Municipal Opportunities Fund | Eaton Vance Short Duration Municipal Opportunities Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%	2.34%
Eaton Vance Short Duration Municipal Opportunities Fund | Eaton Vance Short Duration Municipal Opportunities Fund | Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.01%	1.22%	1.98%
Eaton Vance Short Duration Municipal Opportunities Fund | Eaton Vance Short Duration Municipal Opportunities Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.41%	1.19%	1.93%
Eaton Vance Short Duration Municipal Opportunities Fund | Eaton Vance Short Duration Municipal Opportunities Fund | Class A | Return After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.22%	1.08%	1.84%
Eaton Vance Short Duration Municipal Opportunities Fund | Eaton Vance Short Duration Municipal Opportunities Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		1.89%	1.33%	1.90%
Eaton Vance Short Duration Municipal Opportunities Fund | Eaton Vance Short Duration Municipal Opportunities Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		3.10%	1.11%	1.51%
Eaton Vance Short Duration Municipal Opportunities Fund | Eaton Vance Short Duration Municipal Opportunities Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		4.96%	2.01%	2.42%